Warrant liabilities (Details 1) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Platform Operator, Crypto Asset [Line Items]
Warrant liability		¥ 62,200
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Warrant liability
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Warrant liability
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Warrant liability		¥ 62,200